Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
- continuing operations	$ (346)	$ (8,413)	$ (67,923)
- discontinued operations			5
Net loss	$ (346)	$ (8,413)	$ (67,918)
Weighted average shares used in calculating loss per share - basic	101,597,998	101,563,623	98,110,873
Weighted average shares used in calculating loss per share - diluted	101,597,998	101,563,623	98,110,873
Loss from continuing operations per share - basic	$ (0.01)	$ (0.08)	$ (0.69)
Loss from continuing operations per share - diluted	(0.01)	(0.08)	(0.69)
Loss from discontinued operations per share - basic	0.00	0.00	0.00
Loss from discontinued operations per share -diluted	0.00	0.00	0.00
Net loss per share - basic	(0.01)	(0.08)	(0.69)
Net loss per share - diluted	$ (0.01)	$ (0.08)	$ (0.69)